Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Paid in capital	Accumulated Deficit
Beginning Balance at Jan. 17, 2002	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at Jan. 17, 2002		0	0
Issuance to founding shareholders			6,000	(6,000)
Issuance to founding shareholders, shares			6,000,000
Sale of stock	25,000		50	24,950
Sale of stock, shares			50,000
Issuance of stock to employees	932,000		510	931,490
Issuance of stock to employees, shares			510,000
Issuance of stock for services	360,000		120	359,880
Issuance of stock for services, shares			120,000
Net loss	(1,316,198)				(1,316,198)
Ending Balance at Apr. 23, 2002	802	0	6,680	1,310,320	(1,316,198)
Ending Balance, shares at Apr. 23, 2002		0	6,680,000
Shares issued in reverse merger	(3,645)		266	(3,911)
Shares issued in reverse merger, shares			265,763
Issuance of stock for services	5,144,000		1,900	5,142,100
Issuance of stock for services, shares			1,900,000
Purchase and retirement of stock	(48,000)		(400)	(47,600)
Purchase and retirement of stock, shares			(400,000)
Stock issued for acquisition of Valley Pharmaceuticals	12,226,320		500	12,225,820
Stock issued for acquisition of Valley Pharmaceuticals, shares			500,007
Exercise of warrants	453		453
Exercise of warrants, shares			452,919
Warrants issued in connection with convertible debt	126,587			126,587
Stock and warrants issued for acquisition of Pure-ific	27,000		25	26,975
Stock and warrants issued for acquisition of Pure-ific, shares			25,000
Net loss	(5,749,937)				(5,749,937)
Ending Balance at Dec. 31, 2002	11,723,580	0	9,424	18,780,291	(7,066,135)
Ending Balance, shares at Dec. 31, 2002		0	9,423,689
Issuance of stock for services	239,800		764	239,036
Issuance of stock for services, shares			764,000
Issuance of warrants for services	145,479			145,479
Stock to be issued for services	281,500			281,500
Employee compensation from stock options	34,659			34,659
Issuance of stock pursuant to Regulation S	380,347		680	379,667
Issuance of stock pursuant to Regulation S, shares			679,820
Beneficial conversion related to convertible debt	601,000			601,000
Net loss	(3,155,313)				(3,155,313)
Ending Balance at Dec. 31, 2003	10,251,052	0	10,868	20,461,632	(10,221,448)
Ending Balance, shares at Dec. 31, 2003		0	10,867,509
Issuance of stock for services	449,923		734	449,190
Issuance of stock for services, shares			733,872
Issuance of warrants for services	495,480			495,480
Exercise of warrants	5,000		133	4,867
Exercise of warrants, shares			132,608
Employee compensation from stock options	15,612			15,612
Issuance of stock pursuant to Regulation S	793,137		2,469	790,668
Issuance of stock pursuant to Regulation S, shares			2,469,723
Issuance of stock and warrants pursuant to Regulation D	1,288,861		1,930	1,286,930
Issuance of stock and warrants pursuant to Regulation D, shares			1,930,164
Beneficial conversion related to convertible debt	360,256			360,256
Issuance of convertible debt with warrants	105,250			105,250
Repurchase of beneficial conversion feature	(258,345)			(258,345)
Net loss	(4,344,525)				(4,344,525)
Ending Balance at Dec. 31, 2004	9,161,701	0	16,134	23,711,540	(14,565,973)
Ending Balance, shares at Dec. 31, 2004		0	16,133,876
Issuance of stock for services	152,285		227	152,058
Issuance of stock for services, shares			226,733
Issuance of stock for interest payable	196,031		264	195,767
Issuance of stock for interest payable, shares			263,721
Issuance of warrants for services	1,534,405			1,534,405
Exercise of warrants and stock options	1,439,795		1,572	1,438,223
Exercise of warrants and stock options, shares			1,571,849
Issuance of warrants for contractual obligations	985,010			985,010
Employee compensation from stock options	15,752			15,752
Issuance of stock and warrants pursuant to Regulation D	6,513,176		6,221	6,506,955
Issuance of stock and warrants pursuant to Regulation D, shares			6,221,257
Preferred stock conversions into common stock	3,049,362		3,405	3,045,957
Preferred stock conversions into common stock, shares			(3,405,541)
Beneficial conversion related to convertible debt	1,633,176			1,633,176
Beneficial conversion related to interest expense	39,529			39,529
Issuance of convertible debt with warrants	1,574,900			1,574,900
Repurchase of beneficial conversion feature	(144,128)			(144,128)
Net loss	(11,763,853)				(11,763,853)
Ending Balance at Dec. 31, 2005	14,387,141	0	27,823	40,689,144	(26,329,826)
Ending Balance, shares at Dec. 31, 2005		0	27,822,977
Issuance of stock for services	676,743		719	676,024
Issuance of stock for services, shares			719,246
Issuance of stock for interest payable	183,596		195	183,401
Issuance of stock for interest payable, shares			194,327
Issuance of warrants for services	370,023			370,023
Exercise of warrants and stock options	1,189,816		1,246	1,188,570
Exercise of warrants and stock options, shares			1,245,809
Employee compensation from stock options	1,862,456			1,862,456
Issuance of stock and warrants pursuant to Regulation D	4,130,421		10,092	4,120,329
Issuance of stock and warrants pursuant to Regulation D, shares			10,092,495
Preferred stock conversions into common stock	1,576,336		2,377	1,573,959
Preferred stock conversions into common stock, shares			(2,377,512)
Beneficial conversion related to interest expense	16,447			16,447
Net loss	(8,870,579)				(8,870,579)
Ending Balance at Dec. 31, 2006	15,522,400	0	42,452	50,680,353	(35,200,405)
Ending Balance, shares at Dec. 31, 2006		0	42,452,366
Issuance of stock for services	298,950		150	298,800
Issuance of stock for services, shares			150,000
Issuance of stock for interest payable	1,258		1	1,257
Issuance of stock for interest payable, shares			1,141
Issuance of warrants for services	472,635			472,635
Exercise of warrants and stock options	3,985,641		3,929	3,981,712
Exercise of warrants and stock options, shares			3,928,957
Employee compensation from stock options	2,340,619			2,340,619
Issuance of stock and warrants pursuant to Regulation D	1,848,138		2,377	1,845,761
Issuance of stock and warrants pursuant to Regulation D, shares			2,376,817
Preferred stock conversions into common stock	367,500		490	367,010
Preferred stock conversions into common stock, shares			(490,000)
Net loss	(10,005,631)				(10,005,631)
Ending Balance at Dec. 31, 2007	14,831,510	0	49,399	59,988,147	(45,206,036)
Ending Balance, shares at Dec. 31, 2007		0	49,399,281
Issuance of stock for services	390,000		350	389,650
Issuance of stock for services, shares			350,000
Issuance of warrants for services	517,820			517,820
Exercise of warrants and stock options	2,639,711		3,268	2,636,443
Exercise of warrants and stock options, shares			3,267,795
Employee compensation from stock options	1,946,066			1,946,066
Net loss	(10,269,571)				(10,269,571)
Ending Balance at Dec. 31, 2008	10,055,536	0	53,017	65,478,126	(55,475,607)
Ending Balance, shares at Dec. 31, 2008		0	53,017,076
Issuance of stock for services	695,000		796	694,204
Issuance of stock for services, shares			796,012
Issuance of warrants for services	1,064,210			1,064,210
Exercise of warrants and stock options	2,524,453		3,480	2,520,973
Exercise of warrants and stock options, shares			3,480,485
Employee compensation from stock options	870,937			870,937
Issuance of stock and warrants pursuant to Regulation D	6,518,688		10,117	6,508,571
Issuance of stock and warrants pursuant to Regulation D, shares			10,116,653
Net loss	(12,322,314)				(12,322,314)
Ending Balance at Dec. 31, 2009	9,406,510	0	67,410	77,137,021	(67,797,921)
Ending Balance, shares at Dec. 31, 2009		0	67,410,226
Issuance of stock for services	856,613		776	855,837
Issuance of stock for services, shares			776,250
Issuance of warrants for services	1,141,593			1,141,593
Exercise of warrants and stock options	3,103,680		3,491	3,100,189
Exercise of warrants and stock options, shares			3,491,014
Employee compensation from stock options	3,759,650			3,759,650
Issuance of stock pursuant to Regulation S	419,250		559	418,691
Issuance of stock pursuant to Regulation S, shares			559,000
Issuance of common stock and warrants pursuant to Regulation D	6,346,989		11,169	6,335,820
Issuance of common stock and warrants pursuant to Regulation D, shares			11,168,067
Preferred stock conversions into common stock		(7,893)	7,893
Preferred stock conversions into common stock, shares		(7,893,326)	(7,893,326)
Issuance of preferred stock and warrants pursuant to Regulation D	4,217,390	13,283		4,204,107
Issuance of preferred stock and warrants pursuant to Regulation D, shares		13,283,324
Net loss	(18,552,102)				(18,552,102)
Ending Balance at Dec. 31, 2010	10,699,573	5,390	91,298	96,952,908	(86,350,023)
Ending Balance, shares at Dec. 31, 2010		5,389,998	91,297,883
Issuance of stock for services	332,750		350	332,400
Issuance of stock for services, shares			350,000
Issuance of warrants for services	945,116			945,116
Exercise of warrants and stock options	6,623,311		7,185	6,616,126
Exercise of warrants and stock options, shares			7,185,522
Employee compensation from stock options	3,368,950			3,368,950
Issuance of common stock and warrants pursuant to Regulation D	7,041,239		9,905	7,031,334
Issuance of common stock and warrants pursuant to Regulation D, shares			9,905,062
Sale of non-controlling interest in Pure-ific Corporation and warrants	443,500			443,500
Preferred stock conversions into common stock		(1,859)	1,859
Preferred stock conversions into common stock, shares		(1,858,333)	(1,858,331)
Net loss	(19,434,699)				(19,434,699)
Ending Balance at Dec. 31, 2011	10,019,740	3,531	110,597	115,690,334	(105,784,722)
Ending Balance, shares at Dec. 31, 2011		3,531,665	110,596,798
Issuance of stock for services	456,500		550	455,950
Issuance of stock for services, shares			550,000
Issuance of warrants for services	1,512,026			1,512,026
Employee compensation from stock options	183,028			183,028
Issuance of common stock and warrants pursuant to Regulation D	4,790,544		6,228	4,784,316
Issuance of common stock and warrants pursuant to Regulation D, shares			6,227,647
Preferred stock conversions into common stock		(1,053)	1,053
Preferred stock conversions into common stock, shares		(1,053,480)	(1,053,480)
Net loss	(12,568,354)				(12,568,354)
Ending Balance at Dec. 31, 2012	$ 4,393,484	$ 2,478	$ 118,428	$ 122,625,654	$ (118,353,076)
Ending Balance, shares at Dec. 31, 2012		2,478,185	118,427,925